Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Non-Cancellable Operating Lease Agreements (Details) - Dec. 31, 2018	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Abstract]
2019	¥ 82,142,137	$ 11,947,078
2020	78,923,815	11,478,993
2021	75,246,421	10,944,138
2022	61,747,409	8,980,788
2023	54,551,591	7,934,200
Thereafter	220,116,253	32,014,581
Total	¥ 572,727,626	$ 83,299,778